Loss Per Share - Potential Common Stock Equivalents Excluded from Calculation of Diluted Net Loss Per Share (Details)	6 Months Ended
Jun. 30, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	16,604,398
HSKB II Phantom Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,824,814
HSKB II Class 1 Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	375,201
Class P Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	12,548,938
LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	26,595
HoldCo Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,250,509
Class A Common Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	287,299
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	291,042